Retirement Benefit Plans - Principal Assumptions Used for Actuarial Valuations (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Plan [line items]
Discount rates	1.25%	1.25%
Bottom of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	1.00%	1.00%
Top of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	2.25%	2.25%